Investment under equity method	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Investment under equity method

7. Investment under equity method

Components of investment under equity method are as follows as of December 31:

	2023	2024	2024
	SGD	SGD	USD
Cost of investment in joint venture	101,000	101,000	74,750
Accumulated share of losses in joint venture	(101,000)	(101,000)	(74,750)
Total	-	-	-

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements